CONVERTIBLE NOTES PAYABLE (Details Narrative)												3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Feb. 10, 2025 $ / shares shares	Jan. 31, 2025 USD ($)	Jan. 10, 2025 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 02, 2024 USD ($)	May 31, 2024 shares	May 03, 2024 USD ($) $ / shares	Aug. 21, 2023 USD ($) $ / shares	Jul. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 shares	Sep. 30, 2024 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Aug. 20, 2025 $ / shares	Mar. 18, 2024 $ / shares	Jul. 03, 2023 USD ($)
Short-Term Debt [Line Items]
Principal amount						$ 7,218,350	$ 11,699,916																$ 7,218,350
Purchase price							$ 3,000,000
Interest rate							10.00%
Periodic payment	$ 2,983,309	$ 2,983,309		$ 2,983,309		$ 2,983,309	$ 2,983,309
Common stock par value | $ / shares						$ 0.001						$ 0.001	$ 0.001					$ 0.001				$ 0.001	$ 0.001		$ 0.001
Exercise price of warrants | $ / shares						$ 3,366																	$ 3,366
Loss on debt extinguishment															$ 56,100				$ 56,100			$ 980,769	$ (16,351,827)
Cash payments on convertible notes																			$ 2,300,000				1,497,083
Conversion of prinicpal amount																							$ 30,716,399
Shares issued | shares																							107,337
Shares value																							$ 40,437,038
Convertible notes						$ 0							$ 0									0	0
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Additional paid in capital for deemed dividend																							12,388,229
Convertible notes payable current						$ 0							$ 0									$ 0	$ 0
Senior Notes [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares									$ 7.50
Loss on debt extinguishment									$ 16,333,271
Minimum [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares																										$ 37.50
Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Warrant measurement input										0	0															0
Measurement Input, Expected Dividend Rate [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Warrant measurement input						0																	0
Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrant measurement input										148.60																93
Measurement Input, Price Volatility [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Warrant measurement input						130.66																	130.66
Measurement Input, Price Volatility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Warrant measurement input											148.60
Measurement Input, Price Volatility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant measurement input											149.08
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrant measurement input										4.70	4.18															5.06
Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Warrant measurement input						5.12																	5.12
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant measurement input											4.70
Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants expected term										2 years 11 months 12 days	5 years 3 days															1 year 4 months 13 days
Measurement Input, Expected Term [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Warrants expected term						1 year 2 months 26 days																	1 year 2 months 26 days
Warrant [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares			$ 36.30		$ 58.30	$ 323.40						$ 172.30	$ 172.30					$ 172.30				$ 172.30	$ 323.40			$ 37.50
Shares issued | shares			155,451		68,581			166,095					136,200	137,185		55,066							107,337
Warrant [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares						$ 3,300																	$ 3,300
Warrants expected term						5 years																	5 years
Warrant [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares						$ 4,950																	$ 4,950
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Warrant measurement input						0																	0
Warrant [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Warrant measurement input						108.49																	108.49
Warrant [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant measurement input						162.12																	162.12
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Warrant measurement input						4.36																	4.36
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant measurement input						4.64																	4.64
Warrant [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants expected term						5 years																	5 years
Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount											$ 18,000,000
Proceeds from issuance of debt											15,000,000
Proceeds from issuance of debt gross											13,188,750
Proceeds from debt											1,031,250
Convertible notes payable											$ 500,000
Percentage of original issue discount											16.67%
Interest rate											18.00%
Maturtiy date											Jul. 31, 2025
Periodic payment											$ 1,000,000
Common stock par value | $ / shares											$ 0.001
Conversion price | $ / shares											$ 225.0
Conversion premium											125.00%
Debt conversion, description											In occurrence of an event of default, until such event of default has been cured, the Holder may, at the Holder’s option, convert all, or any part of, the Conversion Amount (into shares of Common Stock at a conversion rate equal to the quotient of (x) the Redemption Premium of the Conversion Amount, divided by (y) the greater of (A) 90% of the lowest VWAP of the Common Stock for the three (3) Trading Days immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, and (B) the lesser of (1) 80% of the VWAP of the Common Stock as of the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, and (2) 80% of the price computed as the quotient of (x) the sum of the VWAPs of the Common Stock for each of the three (3) Trading Days with the lowest VWAP of the Common Stock during the fifteen (15) consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, divided by (y) three (3) and (II) the floor price of $29.40.
Redemption premium											10.00%
Redemption price, percentage											125.00%
Class of stock warrant shares | shares											4,420,460
Exercise price of warrants | $ / shares											$ 0.01
Additional warrants issued | shares											866,441
Exercise price | $ / shares											$ 1.50
Purchase Agreement [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Debt discount for warrants issued as commission for senior secured debt placement											$ 753,567
Waiver Agreement [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																							$ 5,901,759
Cash payments on convertible notes																							1,497,083
Conversion of prinicpal amount																							$ 16,502,905
Shares issued | shares																							22,532
Shares value																							$ 30,716,938
Realized a loss from the conversion premium																							$ 14,213,480
Bridge Finance [Member]
Short-Term Debt [Line Items]
Principal amount																											$ 1,031,250
Purchase price																											$ 825,000
Senior Secured Debt [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Warrant measurement input						0																	0
Senior Secured Debt [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Warrant measurement input						122.93																	122.93
Senior Secured Debt [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant measurement input						162.12																	162.12
Senior Secured Debt [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Warrant measurement input						4.21																	4.21
Senior Secured Debt [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant measurement input						4.66																	4.66
Senior Secured Debt [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants expected term						5 years																	5 years
Senior Secured Debt [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Debt discount for warrants issued in senior secured debt placement																							$ 3,279,570
Senior Notes [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																								$ 2,219,221
Additional paid in capital for deemed dividend										$ 5,022,200							$ 0			$ 23,953,940	$ 5,022,200
Senior Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares										$ 225.00																153.0
Senior Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares										$ 153.00																$ 29.40
Senior Notes [Member] | Purchase Agreement [Member]
Short-Term Debt [Line Items]
Amortization of debt discount											$ 3,850,000